Income Tax (Details) - Schedule of income (loss) before income taxes consisted - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) - Schedule of income (loss) before income taxes consisted [Line Items]
Domestic (Israel)
Foreign		68
Income tax benefit	$ 3,678	48
Current tax expenses:
Total		68
Deferred:
Domestic		(57)
Foreign		(59)
Total		(116)
Provision for income taxes		(48)
Loss before income taxes	(116,921)	(61,846)	(43,815)
Income (loss) Before Income Taxes [Member]
Income Tax (Details) - Schedule of income (loss) before income taxes consisted [Line Items]
Domestic (Israel)	(99,979)	(56,609)	(43,449)
Foreign	(16,942)	(5,237)	(366)
Deferred:
Loss before income taxes	(116,921)	(61,846)	(43,815)
Income Tax Expenses [Member]
Income Tax (Details) - Schedule of income (loss) before income taxes consisted [Line Items]
Domestic (Israel)	(3,357)	(57)
Foreign	(321)	9
Income tax benefit	(3,678)	$ (48)
Taxes on Income [Member]
Income Tax (Details) - Schedule of income (loss) before income taxes consisted [Line Items]
Domestic (Israel)
Foreign	55
Income tax benefit
Current tax expenses:
Total	55
Deferred:
Domestic	(3,357)
Foreign	(376)
Total	(3,733)
Provision for income taxes	$ (3,678)